Going Concern (Details) - USD ($) $ in Thousands		1 Months Ended						12 Months Ended
	Jan. 31, 2014	Sep. 24, 2014	Sep. 17, 2014	May. 30, 2014	May. 28, 2014	Feb. 22, 2014	Jan. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net losses								$ 52,949	$ 12,688	$ 48,705
Working capital deficits								$ 31,490	30,849
Deferred interest paid									960	124
Gross sale price								$ 5,500
Offering Series D Convertible Preferred Stock and Series C Warrants					$ 25,000
Repayments of Long-term Debt				$ 22,636
National Bank of Greece [Member]
Payment of outstanding indebtedness		$ 3,300	$ 2,700						(5,639)
Gross sale price		$ 3,600
Repayment installments and accrued interest								$ 13,551
Description of cash payment in final settlement of obligations						Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company's obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.
Credit Suisse Facility [Member]
Credit facility interest due in an aggregate amount										354
Credit Suisse facility interest rate swap										256
Deferred interest paid	$ 960						$ 115
Payment of outstanding indebtedness									$ (21,450)
Repayments of Long-term Debt				$ 22,636
Credit Suisse Facility [Member] | February 3 2014 [Member]
Credit Suisse facility interest rate swap										$ 201